Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2025	2024	2023
Net loss for the period (in thousands of euros)	(23,961)	(68,132)	(39,700)
Weighted average number of shares	47,819,627	47,265,189	36,928,161
Basic loss per share (in euros)	(0.50)	(1.44)	(1.08)
Diluted loss per share (in euros)	(0.50)	(1.44)	(1.08)